Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balances At [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	R$ 50,854,830	R$ 48,223,877	R$ 43,445,704
Temporary differences	45,562,986	42,737,528	37,877,300
Tax loss	5,291,844	5,486,349	5,561,066
Deferred Tax Liabilities	4,589,099	5,689,440	3,699,432
Temporary differences	4,589,099	5,689,440	3,699,432
Total	46,265,731	42,534,437	39,746,272
CSLL 18%			R$ 7,338
Adjustment To Income [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	3,110,827	3,124,515
Temporary differences	3,305,332	3,206,570
Tax loss	(194,505)	(74,717)
Deferred Tax Liabilities	(1,194,298)	2,238,539
Temporary differences	(1,194,298)	2,238,539
Total	4,305,125	885,976
CSLL 18%		(7,338)
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	(573,469)	2,460,496
Temporary differences	(573,469)	2,460,496
Deferred Tax Liabilities	247,771	597,555
Temporary differences	247,771	597,555
Total	(821,240)	1,862,941
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	93,595	(806,838)
Temporary differences	93,595	(806,838)
Deferred Tax Liabilities	(153,814)	(846,086)
Temporary differences	(153,814)	(846,086)
Total	R$ 247,409	R$ 39,248